Leases - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Leases
Balance at beginning of year	$ 557	$ 567
Exchange differences	22	(13)
Lease payments	(223)	(216)
Interest	31	31		$ 30
Additions	195	182
Disposals	(20)
Acquisition of companies and businesses	1	6
Balance at end of year	563	557		567
Non-current	392	394	[1]	405	[1]
Current	171	163	[1]	162	[1]
Total	$ 563	$ 557		$ 567

[1]	Refer to foreign currency translation in material accounting policies section.